Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities Current [Abstract]
Accrued Expenses and Other Current Liabilities

14.  Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Deposits from advertising agencies and customers	16,266	16,518
Accrued professional fees	5,246	3,334
Advertising and promotion expenses payables and accruals	18,247	5,036
General operating expenses payables and accruals	65,732	65,755
Deposits from potential house buyers	49,210	17,217
Others	17,675	15,383
Total	172,376	123,243

As the agent of real estate developers, the Group sells coupons issued by real estate developers that enable individual property buyers to purchase specified properties from real estate developers at a discounted price. Coupons purchase price are collected initially by the Group upfront from the property buyers, and subsequently, the coupon purchase price will be remitted to the real estate developers when property buyers use the coupons to purchase the specified properties, or will be refunded to property buyers if they decide not to buy. The coupons purchase price paid by the property buyers are recorded in accrued expenses and other current liabilities in the Group's consolidated balance sheets.